Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) to each of our Principal Executive Officers (“PEO”) and to our Non-PEO NEOs and certain Company performance for the fiscal years listed below. The disclosure follows SEC guidelines for smaller reporting companies.

The Pay versus Performance table below summarizes the compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2024, 2023 and 2022 calendar years.

Year	Summary Compensation Table Total for PEO David P. Mansfield ($)(1)	Summary Compensation Table Total for Carol L. Houle ($)(1)	Summary Compensation Table Total for Joseph B. Reilly ($)(1)	Compensation Actually Paid to PEO David P. Mansfield ($)(1)(3)	Compensation Actually Paid to Carol L. Houle ($)(1)(3)	Compensation Actually Paid to Joseph B. Reilly ($)(1)(3)
2024	n/a	673,100	588,787	n/a	367,688	597,148
2023	n/a	670,354	646,538	n/a	841,528	702,951
2022	2,099,117	357,768	n/a	(852,242)	(607,535)	n/a

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non- PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (in millions) ($)
2024	561,701	590,853	$61.76	7.3
2023	631,467	688,814	$54.55	11.0
2022	269,065	(8,643)	$39.44	(21.5)

(1)

Carol L. Houle was appointed Interim Chief Executive Officer on December 20, 2022, and served as a PEO through February 9, 2024. Concurrently, Joseph B. Reilly assumed the role of sole Chief Executive Officer on February 9, 2024. David P. Mansfield served as the Company’s PEO through December 20, 2022.

(2)	Joseph Mancini served as a Non-PEO NEO for the three years covered in the table, and Kenneth R. Fisher was a Non-PEO NEO during 2024 calendar year, he was not employed at the Company in 2022 or 2023.
(3)	The dollar amounts reported represent CAP, as calculated in accordance with SEC rules. See table below.

PEO Total Compensation Amount	$ 588,787	$ 646,538	$ 0
PEO Actually Paid Compensation Amount	$ 597,148	702,951	0
Adjustment To PEO Compensation, Footnote

Calculation of Compensation Actually Paid (CAP). To calculate the CAP to our PEOs and Non-PEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table for calendar year 2024.

	2024
	Carol L. Houle	Joseph B. Reilly	Average Non- PEO NEOs
Total Compensation from Summary Compensation Table	$673,100	$588,787	$561,701
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	—	—	(146,559)
Year-end fair value of unvested awards granted in the current year	—	—	167,760
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	5,312	13,237
Fair values at vest date for awards granted and vested in current year	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	—	3,049	(5,286)
Forfeitures during current year equal to prior year-end fair value	(305,412)	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—
Total Adjustments for Equity Awards	(305,412)	8,361	29,152
Compensation Actually Paid (as calculated)	$367,688	$597,148	$590,853

Non-PEO NEO Average Total Compensation Amount	$ 561,701	631,467	269,065
Non-PEO NEO Average Compensation Actually Paid Amount	$ 590,853	688,814	(8,643)
Compensation Actually Paid vs. Total Shareholder Return

Pay Versus Performance: Graphical Description. The following graphs present the relationship during 2024, 2023, and 2022 between compensation “actually paid” as defined by SEC rule and shown above) for the Chief Executive Officers and other NEOs on an average basis.

28

Relationship Between Compensation Actually Paid and the Company’s Total Shareholder Return

Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and the Company’s Net Income. 29
Total Shareholder Return Amount	$ 61.76	54.55	39.44
Net Income (Loss)	7,300	11,000	(21,500)
Former PEO Two [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	2,099,117
PEO Actually Paid Compensation Amount	0	0	(852,242)
Former PEO One [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	673,100	670,354	357,768
PEO Actually Paid Compensation Amount	367,688	$ 841,528	$ (607,535)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,361
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,312
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,049
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO One [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(305,412)
PEO | Former PEO One [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO One [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO One [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO One [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO One [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO One [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(305,412)
PEO | Former PEO One [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,152
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,559)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	167,760
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,237
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,286)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0